Transactions With Related Parties - Additional Information - Interchart (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		4 Months Ended	6 Months Ended
	Feb. 25, 2014 USD ($)	Feb. 25, 2014 EUR (€)	Mar. 31, 2015 USD ($)	Jul. 11, 2014	Dec. 31, 2014
Transactions with Related Parties [Abstract]
Payment to acquire business	$ 200
Shares to acquire business	22,598	22,598		54,104,200
Percentage of ownership in Interchart acquired	33.00%	33.00%
Annual lump sum fee	610	500
Exchange rate EUR/USD					1.22
Monthly lump sum fee			$ 275
Fair value per share transferred	$ 14.51